INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Accumulated amortization	$ (3,216,465)	$ (3,056,564)	$ (2,538,615)
Intangible assets, net	1,961,787	2,061,404	2,164,463
Patents [Member]
Intangible Assets
Finite-Lived Intangible Assets, Gross	3,697,709	3,697,709	3,697,709
Capitalized software development [Member]
Intangible Assets
Finite-Lived Intangible Assets, Gross	1,470,543	1,410,259	1,005,369
Domain Name [Member]
Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 10,000	$ 10,000	$ 0